Revenues	12 Months Ended
Dec. 31, 2016
Revenues [Abstract]
Revenues
(15) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2016, net revenues were RMB253,926 (US$36,573), compared to RMB248,862 during the same period in 2015, representing a decrease of RMB5,064 or 2.0%, mainly due to the reduction of average sales price by 2.6% caused by the decrease in the price of main raw materials. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB6,840 and sales volume factor made an increase of RMB11,904.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Sales in China	212,129	30,553	194,226	241,446
Sales in other countries (principally Europe, Asia and North America)	41,797	6,020	54,636	43,018
	253,926	36,573	248,862	284,464

Overseas sales were RMB41,797 (US$6,020,) or 16.5% of total revenues, compared with RMB54,636 or 22.0% of total revenues in 2015. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB4,080 and sales volume factor made a decrease of RMB8,759.

The Company’s revenue by significant types of films for 2016, 2015 and 2014 was as follows:

	December 31, 2016			December 31, 2015		December 31, 2014
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	95,705	13,785	37.8%	103,520	41.6%	118,560	41.7%
Printing film	20,366	2,933	8.0%	29,605	11.9%	32,987	11.6%
Metallized film	7,391	1,065	2.9%	9,010	3.6%	6,397	2.2%
Specialty film	96,091	13,840	37.8%	73,851	29.7%	79,609	28.0%
Base film for other applications	34,373	4,950	13.5%	32,876	13.2%	46,911	16.5%
	253,926	36,573	100.0%	248,862	100.0%	284,464	100.0%

In 2016, sales of specialty films were RMB96,091 (US$13,840) and 37.8% of our total revenues as compared to RMB73,851 and 29.7% in 2015, which was an increase of RMB2,224, or 30.1%, as compared to the same period in 2015. The increase was largely attributable to the increase in sales volumes for dry films and coated films.